Leases - Summary of Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 24,866
Depreciation	(7,117)	€ (6,885)	€ (6,045)
Ending balance	65,678	24,866
Leasehold Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	24,866	14,165
Arising on business combinations		4,195
Effects of movements in exchange rates	1,077	(568)
Transfer to assets held for sale		(1,885)
Additions	47,212	4,412
Modification/ Impairment	(188)	11,737
Disposals	(172)	(305)
Depreciation	(7,117)	(6,885)
Ending balance	€ 65,678	€ 24,866	€ 14,165